Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Of Financial Instruments [Abstract]
Summary of fair value of assets and liabilities measured at fair value

September 30, 2012

	Level 1	Level 2	Level 3	Total
Assets
Commodity derivative instruments	$-	$370,000	$-	$370,000
Total assets, at fair value	$-	$370,000	$-	$370,000

Liability
Convertible debentures conversion derivative liability	$-	$-	$(1,300,000)	$(1,300,000)
Total liability, at fair value	$-	$-	$(1,300,000)	$(1,300,000)

December 31, 2011

	Level 1	Level 2	Level 3	Total
Liability
Commodity derivative instruments	$-	$(75,609)	-	$(75,609)
Convertible debentures conversion derivative liability	-	-	(1,300,000)	(1,300,000)
Total liability at fair value	$-	$(75,609)	$(1,300,000)	$(1,375,609)

December 31, 2011

	Level 1	Level 2	Level 3	Total
Liability
Derivative instruments	$-	$(75,609)	$-	$(75,609)
Convertible notes payable Conversion feature	-	-	(1,300,000)	(1,300,000)
Total liability at fair value	$-	$(75,609)	$(1,300,000)	$(1,375,609)

December 31, 2010

	Level 1	Level 2	Level 3	Total
Liability
Derivative instruments	$-	$(398,840)	$-	$(398,840)
Total liability at fair value	$-	$(398,840)	$-	$(398,840)

Summary of changes in fair value of Level 3 financial assets and liabilities

Beginning balance, December 31, 2011	$(1,300,000)
Convertible debentures conversion derivative gain	700,000
Additions to derivative liability from Supplemental Debenture	(700,000)
Ending balance, September 30, 2012	$(1,300,000)

Convertible debt feature (1)
Beginning balances, December 31, 2010	-
Additions of convertible debt feature	(1,300,000)
Ending balance as of December 31, 2011	(1,300,000)